Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

December 13, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764 and 811-23312

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, the Intech S&P Large Cap Diversified Alpha ETF and Intech S&P Small-Mid Cap Diversified Alpha ETF, is Post-Effective Amendment No. 81 and Amendment No. 84 to the Trust’s Registration Statement on Form N-1A. The Intech S&P Large Cap Diversified Alpha ETF intends to commence operations through the conversion of a private predecessor fund and therefore appropriate financial statements of the predecessor fund have been included as an appendix to the Statement of Additional Information.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC